ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Class of Stock [Line Items]
Research and development, net	$ 140,324	$ 143,360	$ 128,705
Selling, general and administrative	154,347	185,867	162,590
Total, before income taxes	96,995	(8,261)	(24,724)
(Provision) benefit for income taxes	12,956	18,517	4,414
Total, net of income taxes	109,951	10,256	(20,310)
Software
Class of Stock [Line Items]
Cost of revenue	19,975	28,955	35,647
Software service
Class of Stock [Line Items]
Cost of revenue	48,400	46,413	44,893
Professional service and other
Class of Stock [Line Items]
Cost of revenue	50,941	56,349	51,186
Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Research and development, net	(3,009)	1,190	960
Selling, general and administrative	(2,479)	853	674
Total, before income taxes	(6,131)	2,314	1,882
(Provision) benefit for income taxes	0	84	(246)
Total, net of income taxes	(6,131)	2,398	1,636
Foreign currency forward contracts | Software | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	(54)	6	39
Foreign currency forward contracts | Software service | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	(278)	40	117
Foreign currency forward contracts | Professional service and other | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	$ (311)	$ 225	$ 92